Operating Assets and Liabilities - Inventories (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Line Items]
Total inventories	kr 62	kr 57
Gross
Schedule of Inventories [Line Items]
Raw materials	4	14
Finished goods	79	59
Total inventories	83	73
Accumulated impairment
Schedule of Inventories [Line Items]
Total inventories	kr (21)	kr (16)